CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2018
CONSTRUCTION-IN-PROGRESS [abstract]
Disclosure of construction-in-progress

5              CONSTRUCTION-IN-PROGRESS

	2017	2018
	RMB’000	RMB’000

At 1 January	790,308	1,430,671
Transfer in from fixed assets for improvement/modifications (Note 6)	1,311,646	1,094,769
Other additions	2,185,526	2,011,678
Transfer to fixed assets (Note 6)	(1,653,431)	(729,886)
Transfer out to fixed assets after improvement/modifications (Note 6)	(1,203,378)	(1,978,860)
At 31 December	1,430,671	1,828,372

Construction-in-progress as at 31 December 2018 mainly comprise of improvement projects for road existing railway equipment in the PRC.

For the year ended 31 December 2018, no interest expense (2017: nil) had been capitalised in the construction-in-progress balance as there were no third party borrowings during the year.

As at 31 December 2018, the balance of the provision for writing down the construction-in-progress was approximately RMB15,456,000 (2017: RMB15,456,000).